AST Preservation Asset Allocation Portfolio Average Annual Total Returns	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended			72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025 [2]	Dec. 31, 2025 [3]	Dec. 31, 2025	Dec. 31, 2025	[4]	Dec. 31, 2025 [5]	Dec. 31, 2025 [6]	Dec. 31, 2025 [7]	Dec. 31, 2025 [8]	Dec. 31, 2025	[9]	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	4.23%	4.66%	(0.07%)	(0.36%)	(0.36%)		0.91%	1.99%	1.74%	1.94%	2.01%		2.01%
AST Preservation Asset Allocation Portfolio Custom Blended Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.74%				4.12%									6.04%
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent	11.33%				3.76%									5.45%

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the Portfolio's inception date.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the Portfolio's inception date.
[3]	Since Inception returns for the Indexes are measured from the month-end closest to the Portfolio's inception date.
[4]	Since Inception returns for the Indexes are measured from the month-end closest to the Portfolio's inception date.
[5]	Since Inception returns for the Indexes are measured from the month-end closest to the Portfolio's inception date.
[6]	Since Inception returns for the Indexes are measured from the month-end closest to the Portfolio's inception date.
[7]	Since Inception returns for the Indexes are measured from the month-end closest to the Portfolio's inception date.
[8]	Since Inception returns for the Indexes are measured from the month-end closest to the Portfolio's inception date.
[9]	Since Inception returns for the Indexes are measured from the month-end closest to the Portfolio's inception date.